PARENT COMPANY DISCLOSURES (Details) - Company Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PARENT COMPANY DISCLOSURES (Details) - Company Income Statement [Line Items]
Net interest (expense) income		£ 16,006	£ 16,620	£ 17,615
Operating expenses		(12,346)	(12,627)	(15,387)
Tax expense		1,728	1,724	688
Profit for the year		5,625	3,888	1,644
Profit attributable to ordinary shareholders		3,392	1,651	466
Parent [member]
PARENT COMPANY DISCLOSURES (Details) - Company Income Statement [Line Items]
Net interest (expense) income		(121)	66	276
Other income		2,792	3,618	983
Total income		2,671	3,684	1,259
Operating expenses		(255)	(221)	(290)
Profit on ordinary activities before tax		2,416	3,463	969
Tax expense		(17)	(328)	(72)
Profit for the year		2,399	3,135	897
Profit attributable to ordinary shareholders		1,984	2,723	503
Profit attributable to other equity holders	[1]	£ 415	£ 412	£ 394

[1]	The profit after tax attributable to other equity holders of 415 million (2016: 412 million; 2015: 394 million) is offset in reserves by a tax credit attributable to ordinary shareholders of 79 million (2016: 82 million; 2015: 80 million).